EMPLOYEE BENEFIT PLANS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFIT PLANS:
Number of U.S. subsidiaries that provide certain retirees with healthcare and life insurance	2
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 259.8
Employer contributions	8.0
Fair value of plan assets at end of year	247.1
Funded status	464.9
Expected employer contributions to plan assets:
2012	7.5
Amount of previously unrecognized actuarial losses expected to be recognized in 2012	7.0
Benefit payments directly to plan participants	18.1
Expected benefit payments directly to plan participants in 2012	18.1
Funded status of plans (as a percent)	35.00%
Percentage of unfunded position of the plans where funding is neither legally required nor customary (as a percent)	76.00%
Company's unfunded position in plans having funding requirements	113.4
Percentage of funded status of plans having funding requirements (as a percent)	67.00%
U.S. Plans
Change in benefit obligation:
Benefit obligation at beginning of year	35.6	32.2
Service cost	0.2	0.2	0.2
Interest cost	1.8	1.9	1.8
Actuarial loss	6.6	2.5
Benefits paid	(1.0)	(1.2)
Benefit obligation at the end of year	43.2	35.6	32.2
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	26.0	23.4
Actual return on assets	0.6	2.6
Employer contributions	1.5	1.2
Benefits paid from fund	(1.0)	(1.2)
Fair value of plan assets at end of year	27.1	26.0	23.4
Funded status	(16.1)	(9.6)
Amounts recognized in the consolidated balance sheets:
Noncurrent liabilities	(16.1)	(9.6)
Net amount recognized	(16.1)	(9.6)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	17.6	10.2
Accumulated other comprehensive loss	17.6	10.2
Accumulated benefit obligation	43.2	35.6
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.18%	5.29%
Weighted-average assumptions used to determine net periodic benefit cost for years ended:
Discount rate (as a percent)	5.29%	5.89%	6.18%
Expected return on plan assets (as a percent)	7.99%	8.23%	8.28%
Components of net pension benefit costs:
Service cost	0.2	0.2	0.2
Interest cost	1.8	1.9	1.8
Expected return on assets	(2.0)	(1.9)	(1.6)
Net amortization of actuarial losses (gains)	0.7	0.5	0.7
Net periodic pension cost (benefit)	0.7	0.7	1.1
Total net periodic benefit cost	0.7	0.7	1.1
Benefit payments which reflect expected future service
2012	1.5
2013	1.6
2014	1.9
2015	2.0
2016	2.1
Years 2017-2021	12.1
Expected employer contributions to plan assets:
2012	2.0
Pension and related liabilities	43.2	35.6	32.2
Non-U.S. Plans
Change in benefit obligation:
Benefit obligation at beginning of year	640.5	657.7
Service cost	8.7	7.5	8.3
Interest cost	31.8	31.6	33.4
Actuarial loss	41.9	13.2
Benefits paid	(34.5)	(32.0)
Foreign exchange gain	(20.2)	(38.2)
Other	0.5	0.7
Benefit obligation at the end of year	668.7	640.5	657.7
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	233.8	237.9
Actual return on assets	0.4	17.1
Employer contributions	6.4	4.8
Benefits paid from fund	(34.5)	(32.0)
Foreign exchange loss	(4.2)	(12.4)
Other	0.1	0.7
Fair value of plan assets at end of year	220.0	233.8	237.9
Funded status	(448.7)	(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(13.2)	(12.9)
Noncurrent liabilities	(435.5)	(393.8)
Net amount recognized	(448.7)	(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	104.9	53.0
Prior service cost	5.4	6.2
Accumulated other comprehensive loss	110.3	59.2
Accumulated benefit obligation	637.2	608.3
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.50%	4.92%
Rate of compensation increase (as a percent)	3.05%	3.06%
Weighted-average assumptions used to determine net periodic benefit cost for years ended:
Discount rate (as a percent)	4.92%	5.29%	6.02%
Expected return on plan assets (as a percent)	5.71%	5.49%	6.17%
Rate of compensation increase (as a percent)	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	8.7	7.5	8.3
Interest cost	31.8	31.6	33.4
Expected return on assets	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses (gains)		0.9	0.1
Amortization of prior service cost	1.0	0.6
Other		0.4	1.2
Net periodic pension cost (benefit)	26.7	28.1	29.3
Settlement/curtailment			(0.4)
Total net periodic benefit cost	26.7	28.1	28.9
Benefit payments which reflect expected future service
2012	32.4
2013	33.6
2014	35.9
2015	37.2
2016	38.3
Years 2017-2021	195.2
Expected employer contributions to plan assets:
2012	5.4
Pension and related liabilities	668.7	640.5	657.7
German Plan
Amounts recognized in the consolidated balance sheets:
Noncurrent liabilities	(8.0)	(10.1)
Individually immaterial pension and postretirement medical benefit plans
Weighted-average assumptions used to determine benefit obligations
Liability for individually immaterial pension and postretirement medical benefit plans	7.0	6.8
Other postretirement benefits
Change in benefit obligation:
Benefit obligation at beginning of year	4.3
Benefit obligation at the end of year	5.1	4.3
Components of net pension benefit costs:
Total net periodic benefit cost	0.2	0.2	0.3
Expected employer contributions to plan assets:
Pension and related liabilities	$ 5.1	$ 4.3